Accounting Policies - Narrative (Details) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
	Feb. 01, 2018 reporting_unit	Apr. 30, 2018 USD ($)	Dec. 31, 2017	Apr. 30, 2018 USD ($) Facility Contract	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Accounting Policies (Additional Textual) [Abstract]
Company's total subsequent period adjustments included in consolidated pretax income and cash provided by operating activities				2.00%	2.00%	2.00%
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales				35.00%	33.00%	31.00%
Advertising expense				$ 194.2	$ 169.8	$ 170.3
Excess tax benefits realized upon exercise or vesting of share-based compensation				1.5	3.3	2.7
Charges for defined contribution plans				36.3	31.9	25.9
Allowance for doubtful accounts		$ 1.1		1.1	1.6
Rent expense				95.2	101.0	$ 92.5
Minimum operating lease obligations in 2019		42.8		42.8
Minimum operating lease obligations in 2020		37.5		37.5
Minimum operating lease obligations in 2021		33.3		33.3
Minimum operating lease obligations in 2022		29.9		29.9
Minimum operating lease obligations in 2023		$ 29.1		29.1
Number of reporting units | reporting_unit	7
Unrealized pre-tax gains included in accumulated other comprehensive loss on available-for-sale securities				$ 4.7	$ 6.3
Number of union contracts expiring in 2019 | Contract				1
Facilities covered by union contracts | Facility				10
Condensed Financial Statements, Captions [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%	30.40%	35.00%	35.00%
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of investment				$ 0.0	$ 40.6	$ 0.0
Gain on sale of investment					3.8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period for share-based payments				1 year
Forfeiture period for share-based payments				4 years
Compensation cost related to nonvested share-based awards not yet recognized		$ 42.6		$ 42.6
Weighted-average period of recognition				3 years 4 months 24 days
Foreign currency loss		(116.7)		$ (116.7)	(143.4)
Selling, Distribution And Administrative Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development costs				56.0	58.1	58.8
Shipping and handling costs				245.4	252.9	$ 236.1
Foreign Currency Translation Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign currency loss		$ (16.4)		$ (16.4)	$ (43.0)
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				1 year
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets				5 years
Seamild [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired					25.00%
Mountain Country Foods [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		20.00%		20.00%
Numi, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		44.00%		44.00%
Unionized Employees [Member] | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk				28.00%
Unionized Employees Subject to Union Contracts Expiring within One Year | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk				1.00%
Work In Process Inventory [Member]
Condensed Financial Statements, Captions [Line Items]
Work-in-process inventory		$ 80.9		$ 80.9	$ 72.2
Other Noncurrent Assets [Member]
Condensed Financial Statements, Captions [Line Items]
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets		$ 45.8		$ 45.8	47.3
Other Noncurrent Assets [Member] | Seamild [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment					$ 35.9
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture period for share-based payments						10 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments				3 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments				1 year